Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of non-cancelable purchase obligations	As of December 31, 2025, the Company had outstanding non-cancelable purchase obligations from contracts with a term of 12 months or longer as follows:

Years ending December 31,
2026	$19,203
2027	6,031
2028	1,357
Total purchase obligations	$26,591